CONSULTING AGREEMENT (Details Narrative) - Consulting and Services Agreement [Member] - Spirit Advisors LLC [Member]	Mar. 31, 2023 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Engagement fee	$ 80,000
Services fee	$ 240,000
Contingent performance fee description	contingent performance fee of: (i) U.S.$200,000, if the Company’s market capitalization at the time of listing is at or below U.S.$50,000,000, or (ii) U.S.$300,000, if the Company’s market capitalization at the time of listing exceeds U.S.$50,000,000. Services fees of U.S. $80,000 out of U.S.$240,000 and contingent performance fee U.S.$300,000 were incurred and paid upon the closing of the Company’s initial public offering on January 17, 2025.